Client funds on deposit and client funds payable	12 Months Ended
Dec. 31, 2025
Client Funds On Deposit And Client Funds Payable [Abstract]
Client funds on deposit and client funds payable	Client funds on deposit and receivable and Client funds payable

	December 31, 2025	December 31, 2024

Client funds on deposit	17,307	13,288
Other receivables from clients (a)	8,561	5,416
Client funds on deposit and receivable (b)	25,868	18,704
Client funds payable	25,868	18,704
Client funds payable (b)	25,868	18,704

(a)Other receivables from clients are unsettled trades from brokerage activities for client transactions that are entered into and recorded on the date of the transaction.
(b)Clients funds on deposit and receivable and Client funds payable are recorded in assets and liabilities due to the settlement thereof are not a net basis.